Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000219897
Shareholder Report [Line Items]
Fund Name	Range India Financials ETF
Class Name	Range India Financials ETF
Trading Symbol	INDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range India Financials ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range India Financials ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range India Financials ETF - $18719	S&P BSE 500 Index (USD) - $21263
Oct/20	$10000	$10000
Apr/21	$12732	$12689
Apr/22	$13119	$14887
Apr/23	$13475	$14483
Apr/24	$16598	$19688
Apr/25	$18719	$21263

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,624,144
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 75,488
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,624,144	20	$75,488	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Financials	102.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ICICI Bank	19.6%
HDFC Bank	19.5%
Axis Bank	7.9%
Jio Financial Services	4.8%
State Bank of India	4.5%
Kotak Mahindra Bank	4.5%
HDFC Life Insurance	4.5%
Bajaj Finserv	4.5%
SBI Life Insurance	4.4%
Bajaj Finance	4.2%

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials